Accounts Receivable (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable [Line Items]
Accounts receivable	$ 3,256,687	$ 2,750,214
Percentage of accounting receivable	96.70%
Accounts Receivable [Member]
Accounts Receivable [Line Items]
Accounts receivable	$ 3,150,000